SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of Mobile and Internet Games) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues	$ 227,595,969	$ 173,653,795	$ 180,586,151
Internet Games [Member]
Revenue, Major Customer [Line Items]
Revenues	118,099,837	93,792,294	82,902,851
Internet Games [Member] | Online Game Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	116,756,333	91,308,244	77,676,406
Internet Games [Member] | Licensing Arrangement [Member]
Revenue, Major Customer [Line Items]
Revenues	1,343,504	2,484,050	5,226,445
Mobile Games [Member]
Revenue, Major Customer [Line Items]
Revenues	45,036,427	16,908,282	20,970,977
Mobile Games [Member] | Carrier Billing Channels [Member]
Revenue, Major Customer [Line Items]
Revenues	23,808,707	10,135,756	15,451,852
Mobile Games [Member] | Non-Carrier Billing Channels [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 21,227,720	$ 6,772,526	$ 5,519,125